Statement of Operations	1 Months Ended
Jun. 30, 2018 USD ($) $ / shares shares
INCOME
Investment Income
Total Income
EXPENSES
Professional Fees	78,928
Other Corporate Costs	583
Total Expenses	79,511
REALIZED GAIN (LOSS) AND UNREALIZED APPRECIATION (DEPRECIATION) FROM INVESTMENTS
Unrealized appreciation on value of Investment	1,875
Income before Taxes	(77,636)
Income tax expense
Net Loss	$ (77,636)
Earnings per common share - basic and diluted | $ / shares	$ (0.21)
Weighted average shares outstanding | shares	375,000